Lease - Summary of lease cost (Details) - CNY (¥) ¥ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Lease
Operating lease cost	¥ 90,573	¥ 91,599
Variable lease cost		(4,743)
Sublease income	(3,890)	(3,188)
Total lease cost	¥ 86,683	¥ 83,668